Income Tax	5 Months Ended
Dec. 31, 2020
LIVE OAK ACQUISITION CORP. I I [Member]
Income Tax Disclosure [Line Items]
Income Tax
NOTE 10. INCOME TAX
The Company’s net deferred tax asset is summarized as follows as of December 31, 2020:

Deferred tax asset
Net operating loss carryforward	$12,330
Organizational costs/startup expenses	12,520

Total deferred tax asset	24,850
Valuation allowance	(24,850)

Deferred tax asset, net	$—

The income tax provision consists of the following for the period August 12, 2020 (inception) through December 31, 2020:

Federal
Current	$—
Deferred	(24,850)
State
Current	$—
Deferred	—
Change in valuation allowance	24,850

Income tax provision	$—

As of December 31, 2020, the Company had $58,714 of U.S. federal and state net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax asset, management considers whether it is more likely than not that some portion of all of the deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from August 12, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $24,850.

Statutory federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(17.0)%
Transaction costs allocated to derivative warrant liabilities	(3.3)%
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	(0.7)%

Income tax provision	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.